Spirit of America Energy Fund
Schedule of Investments
August 31, 2021 - (Unaudited)
Shares Market Value
Master Limited Partnerships — Partnership Shares 45.23%
Biofuels 0.08%
Enviva Partners LP 2,700 $ 145,908
Exploration & Production 2.15%
Black Stone Minerals LP 385,749 3,857,490
Marine Shipping 1.36%
Teekay LNG Partners LP 175,101 2,433,904
Midstream - Oil & Gas 36.73%
BP Midstream Partners LP 139,496 1,832,977
Cheniere Energy Partners LP 214,869 8,773,101
DCP Midstream LP 50,500 1,316,030
Energy Transfer LP 542,870 5,048,691
Enterprise Products Partners LP 531,636 11,834,217
Holly Energy Partners LP 35,419 658,793
Magellan Midstream Partners LP 228,115 11,225,539
MPLX LP 501,847 14,111,939
Phillips 66 Partners LP 190,809 6,821,422
Plains All American Pipeline LP 157,500 1,469,475
Shell Midstream Partners LP 71,289 867,587
Western Midstream Partners LP 94,100 1,857,534
65,817,305
Oilfield Services & Equipment 1.45%
USA Compression Partners LP 170,784 2,589,085
Power Generation 1.31%
Brookfield Renewable Partners LP 45,925 1,860,881
NextEra Energy Partners LP 6,150 491,570
2,352,451
Refining & Marketing 2.15%
Sunoco LP 104,474 3,844,643
Total Master Limited Partnerships — Partnership Shares
(Cost $75,453,111) 81,040,786
Shares Market Value
Common Stocks 55.20%
Electric Transmission & Distribution 0.24%
Algonquin Power & Utilities Corp. 15,500 240,715
Eversource Energy 2,200 199,606
440,321
Exploration & Production 1.88%
CNX Resources Corp.
(a)
5,000 56,800

Spirit of America Energy Fund
Schedule of Investments (continued)
August 31, 2021 - (Unaudited)
Shares Market Value
Marathon Oil Corp. 50,273 $ 590,708
Pioneer Natural Resources Co. 18,222 2,727,287
3,374,795
Gas Utilities 3.10%
UGI Corp. 119,922 5,553,588
Integrated Electric Utilities 4.04%
Dominion Energy, Inc. 71,442 5,561,045
Duke Energy Corp. 3,300 345,378
NextEra Energy, Inc. 8,700 730,713
PPL Corp. 20,250 594,338
7,231,474
Integrated Oils 6.58%
Chevron Corp. 93,580 9,055,737
Exxon Mobil Corp. 50,370 2,746,172
11,801,909
Midstream - Oil & Gas 28.65%
Antero Midstream Corp. 52,600 505,486
Cheniere Energy, Inc.
(a)
28,025 2,451,067
Enbridge, Inc. 228,877 8,997,155
Hess Midstream LP, Class A 217,837 5,607,124
Kinder Morgan, Inc. 564,494 9,184,317
ONEOK, Inc. 122,921 6,455,811
Targa Resources Corp. 22,150 972,828
TC Energy Corp. 117,928 5,599,221
Williams Cos, Inc. (The) 467,282 11,537,193
51,310,202
Oilfield Services & Equipment 0.52%
Baker Hughes Co. 39,500 899,810
Schlumberger Ltd. 1,000 28,040
927,850
Refining & Marketing 9.98%
Marathon Petroleum Corp. 98,671 5,848,230
Phillips 66 79,832 5,675,257
Valero Energy Corp. 95,819 6,353,758
17,877,245
Renewable Energy Equipment 0.21%
SolarEdge Technologies, Inc.
(a)
1,300 376,714
Total Common Stocks
(Cost $103,861,076) 98,894,098

Spirit of America Energy Fund
Schedule of Investments (continued)
August 31, 2021 - (Unaudited)
Shares Market Value
Money Market Funds 0.47%
Morgan Stanley Institutional Liquidity Fund, Institutional Class, 0.03%(b) 842,306 $ 842,306
Total Money Market Funds
(Cost $842,306) 842,306
Total Investments — 100.90%
(Cost $180,156,493) 180,777,190
Liabilities in Excess of Other Assets  — (0.90)% (1,606,299)
NET ASSETS - 100.00% $ 179,170,891
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of August 31, 2021.